Expense Example - Tactical Multi-Purpose Fund - Tactical Multi-Purpose Fund	Dec. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	$ 39,667